Finance costs	12 Months Ended
Sep. 30, 2024
Finance Costs
Finance costs

13.	Finance costs

During the year, the Company incurred both cash and non-cash finance costs. The following table shows the split as included on the statement of earnings.

	September 30, 2024			September 30, 2023
	Cash	Non-Cash	Total	Cash	Non-Cash	Total
Working capital facility	2,134	—	2,134	1,543	—	1,543
Issued to lender (note 15a)	—	30	30	—	118	118
Shares issued to consultants	—	169	169	—	—	—
Promissory notes, accretion on promissory note and settlement fee on promissory note	—	76	75	173	32	205
Interest on VTB loan (note 12)	96	52	148	77	—	77
Lease interest (note 14)	—	349	348	—	380	380
Equity issuance costs	301	—	301	84	—	84
Warrant issuance costs	—	—	—	134	—	134
Changes in FV of derivative warrants	—	(1,334)	(1,334)	—	(361)	(361)
Accretion on government assistance	—	48	48	—	—	—
Accretion on government loans – TPC	2	443	446	—	294	294
	2,533	(167)	2,366	2,011	463	2,474